Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Common Stock Previously Reported		Common Stock		Preferred Stock Previously Reported Series seed 1	Preferred Stock Previously Reported Series seed 2	Preferred Stock Previously Reported Series A	Preferred Stock Series B		Preferred Stock Series seed 1	Preferred Stock Series seed 2	Preferred Stock Series A	Additional paid-in capital Previously Reported		Additional paid-in capital		Accumulated deficit Previously Reported		Accumulated deficit		Accumulated other comprehensive income Previously Reported		Accumulated other comprehensive income		Previously Reported		Total
Balance at Dec. 31, 2022	[1]			$ 1												$ 3,853,571				$ (2,722,373)				$ 111				$ 1,131,310
Balance (in Shares) at Dec. 31, 2022	[1]			6,840							153	2,596	1,330
Private placement																1,463,586												1,463,586
Private placement (in Shares)				349
Exercise of stock options																37,500												37,500
Exercise of stock options (in Shares)				45
Conversion of preferred shares on IPO
Conversion of preferred shares on IPO (in Shares)				4,079							(153)	(2,596)	(1,330)
Shares issued alongside IPO																6,000,000												6,000,000
Shares issued alongside IPO (in Shares)				1,071
Share issuance costs for IPO																(991,632)												(991,632)
Share-based compensation																487,738												487,738
Net loss for the period																				(4,301,517)								(4,301,517)
Currency translation adjustment																								91				91
Balance at Dec. 31, 2023		$ 1	[1]		[2]	[1]	[1]	[1]		[2]				$ 10,850,763	[1]	10,850,764	[2]	$ (7,023,890)	[1]	(7,023,890)	[2]	$ 202	[1]	202	[2]	$ 3,827,076	[1]	3,827,076	[2]
Balance (in Shares) at Dec. 31, 2023		12,384	[1]	3,538	[2]	[1]	[1]	[1]		[2]
Issued and issuable shares for acquisition of intangible assets																1,610,778												1,610,778
Issued and issuable shares for acquisition of intangible assets (in Shares)				444
Issued pursuant to public offering				$ 1												7,044,999												7,045,000
Issued pursuant to public offering (in Shares)				5,831
Issued pursuant to Securities Purchase Agreement																325,819												325,819
Issued pursuant to Securities Purchase Agreement (in Shares)				265
Share-based compensation																57,521												57,521
Net loss for the period																				(4,310,998)								(4,310,998)
Currency translation adjustment																								26				26
Balance at Sep. 30, 2024	[2]			$ 1												19,889,881				(11,334,888)				228				8,555,222
Balance (in Shares) at Sep. 30, 2024	[2]			10,078
Balance at Dec. 31, 2023		$ 1	[1]		[2]	[1]	[1]	[1]		[2]				10,850,763	[1]	10,850,764	[2]	(7,023,890)	[1]	(7,023,890)	[2]	202	[1]	202	[2]	3,827,076	[1]	3,827,076	[2]
Balance (in Shares) at Dec. 31, 2023		12,384	[1]	3,538	[2]	[1]	[1]	[1]		[2]
Issued and issuable shares for acquisition of intangible assets														1,610,778												1,610,778
Issued and issuable shares for acquisition of intangible assets (in Shares)		1,991
Issued pursuant to public offering		$ 2												7,044,998												7,045,000
Issued pursuant to public offering (in Shares)		20,408
Issued pursuant to Securities Purchase Agreement														325,819												325,819
Issued pursuant to Securities Purchase Agreement (in Shares)		929
Exercise of Series B Warrants		$ 41												(41)
Exercise of Series B Warrants (in Shares)		403,275
Share-based compensation														97,167												97,167
Net loss for the period																		(6,245,737)								(6,245,737)		(6,245,737)
Currency translation adjustment																						(539)				(539)		(539)
Balance at Dec. 31, 2024		$ 44	[1]	$ 12		[1]	[1]	[1]						19,929,484	[1]	19,929,516		(13,269,627)	[1]	(13,269,627)		(337)	[1]	(337)		6,659,564	[1]	6,659,564
Balance (in Shares) at Dec. 31, 2024		438,987	[1]	125,421		[1]	[1]	[1]
Balance at Jun. 30, 2024	[2]															12,472,025				(9,833,631)				1,242				2,639,636
Balance (in Shares) at Jun. 30, 2024	[2]			3,857
Issued and issuable shares for acquisition of intangible assets
Issued and issuable shares for acquisition of intangible assets (in Shares)				125
Issued pursuant to public offering				$ 1												7,044,999												7,045,000
Issued pursuant to public offering (in Shares)				5,831
Issued pursuant to Securities Purchase Agreement																325,819												325,819
Issued pursuant to Securities Purchase Agreement (in Shares)				265
Share-based compensation																47,038												47,038
Net loss for the period																				(1,501,257)								(1,501,257)
Currency translation adjustment																								(1,014)				(1,014)
Balance at Sep. 30, 2024	[2]			$ 1												19,889,881				(11,334,888)				228				8,555,222
Balance (in Shares) at Sep. 30, 2024	[2]			10,078
Balance at Dec. 31, 2024		$ 44	[1]	$ 12		[1]	[1]	[1]						$ 19,929,484	[1]	19,929,516		$ (13,269,627)	[1]	(13,269,627)		$ (337)	[1]	(337)		$ 6,659,564	[1]	6,659,564
Balance (in Shares) at Dec. 31, 2024		438,987	[1]	125,421		[1]	[1]	[1]
Settlement of accrued bonus liability									$ 637							149,363												150,000
Settlement of accrued bonus liability (in Shares)									6,372,874
Issued and issuable shares for acquisition of intangible assets																43,535												43,535
Issued and issuable shares for acquisition of intangible assets (in Shares)				3,554
Exercise of Series A Warrants				$ 4												1,698,054												1,698,058
Exercise of Series A Warrants (in Shares)				39,565
Issued pursuant to the registered direct offering				$ 4												1,245,302												1,245,306
Issued pursuant to the registered direct offering (in Shares)				36,899
Repurchase of shares and warrants																(179)												(179)
Repurchase of shares and warrants (in Shares)				(12)
Round up shares due to reverse stock splits
Round up shares due to reverse stock splits (in Shares)				78
Exercise of Pre-funded Warrants				$ 5												(5)
Exercise of Pre-funded Warrants (in Shares)				47,230
Issuance of common stock under ATM program				$ 19												1,672,085												1,672,104
Issuance of common stock under ATM program (in Shares)				187,843
Exercise of replacement warrants				$ 23												1,511,420												1,511,443
Exercise of replacement warrants (in Shares)				236,543
Issuance of commitment shares of ELOC				$ 6												306,174												306,180
Issuance of commitment shares of ELOC (in Shares)				56,700
Issuance of Pre-Delivery shares of ELOC				$ 1												6												7
Issuance of Pre-Delivery shares of ELOC (in Shares)				10,300
Share-based compensation																(29,817)												(29,817)
Net loss for the period																				(4,765,130)								(4,765,130)
Currency translation adjustment																								(416)				(416)
Balance at Sep. 30, 2025				$ 74					$ 637							26,525,454				(18,034,757)				(753)				8,490,655
Balance (in Shares) at Sep. 30, 2025				744,121					6,372,874
Balance at Jun. 30, 2025	[2]			$ 42					$ 637							24,490,155				(15,440,437)				(1,222)				9,049,175
Balance (in Shares) at Jun. 30, 2025	[2]			422,165					6,372,874
Issuance of common stock under ATM program				$ 2												204,519												204,521
Issuance of common stock under ATM program (in Shares)				18,358
Exercise of replacement warrants				$ 23												1,511,420												1,511,443
Exercise of replacement warrants (in Shares)				236,545
Issuance of commitment shares of ELOC				$ 6												306,174												306,180
Issuance of commitment shares of ELOC (in Shares)				56,700
Issuance of Pre-Delivery shares of ELOC				$ 1												6												7
Issuance of Pre-Delivery shares of ELOC (in Shares)				10,300
Round-up shares due to the stock split
Round-up shares due to the stock split (in Shares)				53
Share-based compensation																13,180												13,180
Net loss for the period																				(2,594,320)								(2,594,320)
Currency translation adjustment																								469				469
Balance at Sep. 30, 2025				$ 74					$ 637							$ 26,525,454				$ (18,034,757)				$ (753)				$ 8,490,655
Balance (in Shares) at Sep. 30, 2025				744,121					6,372,874

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”